Utility Plant	12 Months Ended
Dec. 31, 2025
Utility Plant [Abstract]
Utility Plant
(6)	Utility Plant
The following table presents electric, natural gas and common utility plant classified by account:

		Puget Energy		Puget Sound Energy
Utility Plant	Estimated Useful Life 1	December 31,		December 31,
(Dollars in Thousands)	(Years)	2025	2024	2025	2024
Distribution plant	7-65	$9,589,563	$8,983,586	$11,062,733	$10,474,294
Production plant	12-90	3,810,312	3,310,663	4,419,413	3,928,187
Transmission plant	44-75	2,245,439	1,908,891	2,350,904	2,015,060
General plant	5-75	902,919	805,960	922,152	826,918
Intangible plant (including capitalized software) 2	3-50	686,587	716,038	677,122	706,576
Plant acquisition adjustment	N/A	242,827	242,827	282,792	282,792
Underground storage	25-60	52,695	50,047	65,553	63,004
Liquefied natural gas storage	25-50	256,284	256,144	258,049	257,909

		Puget Energy		Puget Sound Energy
Utility Plant	Estimated Useful Life 1	December 31,		December 31,
(Dollars in Thousands)	(Years)	2025	2024	2025	2024
Plant held for future use	N/A	29,438	59,657	29,591	59,809
Recoverable cushion gas	N/A	8,784	8,784	8,784	8,784
Plant not classified	N/A	1,355,183	733,184	1,355,183	733,184
Finance leases, net of accumulated amortization 3	N/A	159,475	91,045	159,475	91,045
Less: accumulated provision for depreciation		(5,555,794)	(5,101,926)	(7,808,039)	(7,382,662)

Subtotal		$13,783,712	$12,064,900	$13,783,712	$12,064,900
Construction work in progress		1,082,208	1,577,695	1,082,208	1,577,695

Net utility plant		$14,865,920	$13,642,595	$14,865,920	$13,642,595

1.	Estimated Useful Life years have been approved in the 2022 GRC.
2.	Intangible assets include capitalized software and franchise agreements with useful lives ranging between 3-10 years and 10-50 years, respectively.
3.	At December 31, 2025, and 2024, accumulated amortization of finance leases at Puget Energy and PSE was $25.6 million and $18.3 million, respectively.
Jointly owned generating plant service costs are included in utility plant service cost at the Company’s ownership share. The Company provides financing for its ownership interest in the jointly owned utility plants. The following tables indicate the Company’s percentage ownership and the extent of the Company’s investment in jointly owned generating plants in service at December 31, 2025. These amounts are also included in the Utility Plant table above, with the exception of Puget Energy’s portion of the Tacoma LNG facility, which is reported in the Puget Energy “Other property and investments” financial statement line item. The Company’s share of fuel costs and operating expenses for plant in service are included in the corresponding accounts in the Consolidated Statements of Income.

Puget Energy
Jointly Owned Generating Plants (Dollars in Thousands)	Energy Source (Fuel)	Company’s Ownership Share	Plant in Service at Cost	Construction Work in Progress	Accumulated Depreciation
Colstrip Units 3 and 4 1	Coal	25.00%	$324,187	$—	$(320,572)
Frederickson 1	Natural Gas	49.85	68,006	—	(38,390)
Jackson Prairie	Natural Gas	33.34	50,546	—	(15,792)
Tacoma LNG	Natural Gas	various	496,973	4,974	(49,793)

1.	The transfer of PSE’s interest in Colstrip Units 3 and 4 to NorthWestern Energy was completed by January 1, 2026, and thus thereafter Colstrip no longer serves PSE customers.

Puget Sound Energy
Jointly Owned Generating Plants (Dollars in Thousands)	Energy Source (Fuel)	Company’s Ownership Share	Plant in Service at Cost	Construction Work in Progress	Accumulated Depreciation
Colstrip Units 3 and 4 1	Coal	25.00%	$574,980	$—	$(571,365)
Frederickson 1	Natural Gas	49.85	73,658	—	(44,042)
Jackson Prairie	Natural Gas	33.34	65,553	—	(30,799)
Tacoma LNG	Natural Gas	various	246,365	1,146	(24,278)

1.	The transfer of PSE’s interest in Colstrip Units 3 and 4 to NorthWestern Energy was completed by January 1, 2026, and thus thereafter Colstrip no longer serves PSE customers.

PSE had a 50% ownership interest in Colstrip Units 1 and 2 and until January 1, 2026, a 25% interest in Colstrip Units 3 and 4, which are coal-fired generating units located in Colstrip, Montana. PSE accelerated the depreciation of Colstrip Units 3 and 4 to December 31, 2025 as part of the 2019 GRC. PSE entered into an agreement with NorthWestern Energy on July 30, 2024 to transfer PSE’s ownership interest in Colstrip Units 3 and 4 to NorthWestern Energy on January 1, 2026. Management evaluated the agreement with Northwestern Energy and determined that abandonment accounting criteria was met as of January 1, 2026. Thus, PSE applied abandonment accounting on the transfer date of January 1, 2026; Colstrip Units 3 and 4 were classified as Electric Utility Plant on the Company’s balance sheet as of December 31, 2025.
Asset Retirement Obligation
The Company has recorded liabilities for steam generation sites, combustion turbine generation sites, wind generation sites, distribution and transmission poles, natural gas mains, liquefied natural gas storage sites, and leased facilities where disposal is governed by ASC
410-20
“Asset Retirement and Environmental Obligations.” The Company records its ARO liabilities for its electric transmission and distribution poles as well as gas distribution mains aligned with its underlying asset data with future estimates of retirements.
For the year ended December 31, 2025, the Company reviewed the estimated remediation costs related to the Beaver Creek Wind Project and determined that $21.1 million was warranted for the ARO liability. An $18.8 million ARO liability was warranted as of December 31, 2024.
For the twelve months ended December 31, 2025, the Company reviewed the estimated remediation costs at Colstrip and determined no change was warranted for the Colstrip ARO liability for Colstrip Units
1-4,
compared to $7.9 million for the 12 months ended December 31, 2024. For the twelve months ended December 31, 2025 and 2024, the Company recorded relief of ARO and environmental remediation liability of $16.0 million and $6.0 million, respectively.
In addition, the Company recorded Tacoma LNG facility ARO liability of $4.4 million and $4.2 million for PSE and $4.3 million and $4.1 million for Puget LNG held only at Puget Energy as of December 31, 2025 and December 31, 2024, respectively.

Puget Energy and Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2025	2024
ARO beginning balance	$235,943	$207,034
New ARO recognized in the period	626	18,811
Relief of liability	(16,296)	(6,049)
Revisions in estimated cash flows	2,411	9,471
Accretion expense	7,145	6,676

ARO ending balance	$229,829	$235,943

The Company has identified the following obligations, as defined by ASC 410, “ARO,” which were not recognized because the liability for these assets cannot be reasonably estimated at December 31, 2025:

•
A legal obligation under Federal Dangerous Waste Regulations to dispose of asbestos-containing material in facilities that are not scheduled for remodeling, demolition or sales. The disposal cost related to these facilities could not be measured since the retirement date is indeterminable; therefore, the liability cannot be reasonably estimated;

•
An obligation under Washington state law to decommission the wells at the Jackson Prairie natural gas storage facility upon termination of the project. Since the project is expected to continue as long as the Northwest pipeline continues to operate, the liability cannot be reasonably estimated;

•
An obligation to pay its share of decommissioning costs at the end of the functional life of the major transmission lines. The major transmission lines are expected to be used indefinitely; therefore, the liability cannot be reasonably estimated;

•
A legal obligation under Washington state environmental laws to remove and properly dispose of certain under and above ground fuel storage tanks. The disposal costs related to under and above ground storage tanks could not be measured since the retirement date is indeterminable; therefore, the liability cannot be reasonably estimated;

•
An obligation to pay decommissioning costs at the end of utility service franchise agreements to restore the surface of the franchise area. The decommissioning costs related to facilities at the franchise area could not be measured since the decommissioning date is indeterminable; therefore, the liability cannot be reasonably estimated; and

•
A potential legal obligation may arise upon the expiration of an existing FERC hydropower license if the FERC orders the project to be decommissioned, although PSE contends that the FERC does not have such authority. Given the value of ongoing generation, flood control and other benefits provided by these projects, PSE believes that the potential for decommissioning is remote and cannot be reasonably estimated.

Beaver Creek Wind Project
Beaver Creek is a utility-scale wind project located in Stillwater County, Montana, with nameplate capacity of 248 MW that commenced commercial operations in August 2025. On September 15, 2023, PSE executed a membership interest purchase agreement with Caithness Beaver Creek, LLC for a 100% ownership interest in Caithness Montana Wind, LLC, which closed on December 1, 2023 and $45.6 million has been paid as of December 31, 2025. On December 1, 2023, PSE entered into a turbine supply agreement with GE Renewables North America, LLC to purchase 88 wind turbines and $283.5 million has been paid as of December 31, 2025. On January 26, 2024, PSE entered into a balance of plant agreement to complete the design and construction of the project, for which $157.4 million has been paid as of December 31, 2025. As of December 31, 2025, $576.8 million of assets were recorded to the “Utility plant—Electric plant” financial statement line item and $21.1 million of ARO was recorded to the “Other deferred credits” financial statement line item, in conjunction with the Beaver Creek wind project.
Appaloosa Solar Project
Appaloosa Solar
Project is a utility-scale solar project located in Garfield County, Washington, with an expected nameplate capacity of 142 MW that is expected to commence commercial operations in 2027. On December 22, 2023, PSE executed and closed a membership interest purchase agreement with HQC Solar Holdings 1, LLC for a 100% ownership interest in Appaloosa Solar Project LLC. Total consideration is expected to be $20.3 million, of which $18.6 million was paid as of December 31, 2025 and the remaining balance is expected to be paid in 2026. On August 30, 2024, PSE entered into an Engineering, Procurement, and Construction agreement to complete the design and construction of the project. Total consideration is expected to be approximately $266.8 million. As of December 31, 2025, $93.5 million was recorded to construction work in progress in conjunction with the Appaloosa solar project.
Lower Snake River Phase II
On December 29, 2025, PSE entered into a turbine supply agreement with GE Renewables North America, LLC to purchase 38 wind turbine generators for a total of $182.7 million, of which $18.3 million has been paid as of December 31, 2025. The turbine generators are expected to be delivered in 2027.